Subsequent Events	12 Months Ended
Mar. 31, 2019
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent Events
45)	SUBSEQUENT EVENTS
(a)

On April 26, 2019, MIH Internet SEA Pte Ltd. (“MIH Internet”) (one of the Company’s major shareholders), MIH B2C Holdings B.V. and Ctrip.com International, Ltd. (“Ctrip”) entered into a share purchase agreement, pursuant to which Ctrip will acquire all of the ordinary shares and Class B Shares currently held by MIH Internet. The completion of such transaction is subject to certain closing conditions, including approval from the Competition Commission of India. If such transaction is completed, based on information provided to the Company by Ctrip as at April 26, 2019, Ctrip will own approximately 49.0% of the aggregate number of our ordinary shares and Class B Shares and a third-party investment entity (to whom Ctrip will transfer certain shares) will own approximately 4.0% of the aggregate number of our ordinary shares and Class B Shares. In addition, on April 26, 2019, the Company entered into an amended and restated investor rights agreement with Ctrip, which will become effective upon closing of such transaction. Among other things, the amended and restated investor rights agreement provides that Ctrip will be entitled to nominate five directors (one of whom will be a resident of Mauritius) to the Company’s board of directors, one of whom will have a casting vote, subject to applicable law and the Nasdaq Rules).

(b)

On April 30, 2019, the Group through one of its Indian Subsidiaries acquired 51% equity interest in Quest2Travel.com India Private Limited (Q2T), a corporate travel management company in India. This investment will help the Company to expand its service offerings to large corporates for their travel requirements. The business acquisition was conducted by entering into a Share Purchase Agreement (SPA) for a cash consideration of USD 14,329. The Group will also acquire the remaining shares of Q2T from the existing shareholders in cash, in three equal tranches, over a three year earn-out period ending March 2022. The earn-out will be based on valuation linked to future profitability of Q2T. The Group is in the process of completing the business combination accounting with respect to this acquisition.